Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
Note 13.	Share-Based Compensation

(a)	Option Plan and Escrowed Stock Plan

Options issued under the Company’s Management Share Option Plan vest over a period of up to five years, expire 10 years after the grant date, and are settled through issuance of Common Shares. The exercise price is the volume-weighted average trading price for Common Shares on the New York Stock Exchange for the five business days preceding the effective grant date.

As a result of the Transactions, the outstanding options of Brookfield Homes were exchanged for options under the Company’s option plan, exercisable upon the same terms and conditions as under the Brookfield Homes share plans. At March 31, 2011, the in-the-money Brookfield Homes options were converted at the merger exchange ratio of 0.76490053 Brookfield Residential options for each Brookfield Homes option. The out-of-the-money Brookfield Homes options were cancelled and replaced with new options of Brookfield Residential with an equivalent Black-Scholes value. All values and disclosures below relating to Brookfield Homes options have been converted at the above exchange ratio to disclose the Brookfield Residential equivalent.

Brookfield Residential grants options to purchase Common Shares at the exercise price of the options, determined in accordance with the option plan. The fair value of the Company’s stock option awards is estimated at the grant date using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. The fair value of the Company’s stock option awards is expensed over the vesting period of the stock options. Expected volatility is based on historical volatility of Brookfield Residential’s Common Shares. The risk-free rate for periods within the contractual life of the option award is based on the yield curve of a zero-coupon U.S. Treasury bond with a maturity equal to the expected term of the option award granted. The Company uses historical data obtained from Brookfield Residential to estimate option exercises and forfeitures within its valuation model. The expected term of option awards granted for some participants is derived from historical exercise experience under the Company’s option plan and represents the period of time that option awards granted are expected to be outstanding.

For the year ended December 31, 2012, Brookfield Residential granted a total of 1,110,000 new options (2011 – 1,618,380 options) to eligible employees that are subject to graded vesting. The significant weighted average assumptions relating to the valuation of the Company’s options and escrowed stock granted during the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Dividend yield	—	—
Volatility rate	38.49%	45.00%
Risk-free interest rate	1.41%	2.50%
Expected option life (years)	7.5	7.5

The total compensation cost recognized in selling, general and administrative expense relating to the Company’s options during the year ended December 31, 2012 was an expense of $7.3 million (2011 – $5.7 million). The following tables set out the number of Common Shares that employees of the Company may acquire under options granted under the Company’s option plan and escrowed stock plan for the years ended December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
	Shares	Weighted Average Per Share Exercise Price	Shares	Weighted Average Per Share Exercise Price
Outstanding, beginning of year	4,673,426	$9.07	2,017,043	$12.92
Granted	1,110,000	10.37	3,118,380	10.96
Exercised	(499,239)	3.42	(34,421)	3.09
Cancelled	—	—	(427,576)	41.52

Outstanding, end of year	5,284,187	$9.88	4,673,426	$9.07

Options exercisable, end of year	963,994	$9.49	217,844	$5.97

At December 31, 2012, the aggregate intrinsic value of options currently exercisable is $8.2 million (December 31, 2011 – $0.6 million) and the aggregate intrinsic value of options outstanding is $43.0 million (December 31, 2011 – $3.0 million).

A summary of the status of the Company’s unvested options and escrowed stock included in equity as of December 31, 2012 and 2011 are as follows:

	December 31, 2012		December 31, 2011
	Shares	Weighted Average Fair Value Per Share	Shares	Weighted Average Fair Value Per Share
Unvested options outstanding, beginning of year	4,455,582	$4.77	1,629,238	$3.26
Granted	1,110,000	4.50	3,118,380	5.35
Vested	(1,245,389)	4.10	(223,198)	4.21
Cancelled	—	—	(68,838)	0.53

Unvested options outstanding, end of year	4,320,193	$4.90	4,455,582	$4.77

At December 31, 2012, there was $11.7 million (December 31, 2011 – $11.7 million) of unrecognized expense related to unvested options, which is expected to be recognized over the remaining weighted average period of 3.5 years (December 31, 2011 – 4.1 years).

The Company’s Board of Directors approved an escrowed stock plan on September 16, 2011, which allows a certain executive to increase their ownership of Brookfield Residential’s Common Shares. Under the escrowed plan, a private company was capitalized with Common Shares (the “escrowed shares”) and preferred shares were issued to Brookfield Residential for cash proceeds. On September 23, 2011, the initial proceeds were used to purchase two million Common Shares of the Company from Brookfield Asset Management Inc. with 75% of the escrowed shares granted to the executive. Awards under the escrowed stock plan will not vest until five years after the date of grant and will ultimately be received in the form of Common Shares. The escrowed shares vest on and must be held until the fifth anniversary of the grant date. At a date at least five years from and no more than ten years from the grant date, all escrowed shares held will be acquired by the Company in exchange for issuance of Common Shares from treasury of the Company, where the value of the Common Shares being issued is equal to the value of the escrowed shares being acquired. The value of the escrowed shares will be equal to the value of the Common Shares held by the private company less the net liabilities and preferred share obligations of the private company. The private company will then be immediately wound up or merged into the Company and the Common Shares held by the private company will be cancelled, resulting in a reduction in the total number of Common Shares issued.

(b)	Deferred Share Unit Plan

Brookfield Residential has a Deferred Share Unit Plan (“DSUP”) under which certain of its executive officers and directors can, at their option, receive all or a portion of their annual bonus awards or retainers, respectively, in the form of deferred share units. The Company can also make additional grants of units to its executives and directors pursuant to the DSUP. In addition, the Company has a Senior Operating Management Deferred Share Unit Plan (“MDSUP”), under which certain senior operating management employees receive a portion of their annual compensation in the form of deferred share units. At March 31, 2011, as a result of the Transactions, any outstanding deferred share units that were previously issued under Brookfield Homes’ DSUP and MDSUP were exchanged for deferred share units of Brookfield Residential at the merger exchange ratio of 0.76490053. All values and disclosures below relating to previous Brookfield Homes’ DSUPs and MDSUPs have been converted at the above exchange ratio to disclose the Brookfield Residential equivalent.

The following table sets out changes in and the number of deferred share units that executives, directors and senior operating management employees may redeem under the Brookfield Residential’s DSUP and MDSUP for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Outstanding, beginning of year	1,871,100	723,747
Granted	78,348	1,327,781
Redeemed	(343,128)	(180,428)
Cancelled	(20,431)	—

Outstanding, end of year	1,585,889	1,871,100

Deferred share units vested	455,993	520,574

Of the 1,560,685 (December 31, 2011 – 1,845,080) units outstanding under the DSUP, 1,129,896 (December 31, 2011 – 1,350,526) units vest over the next five years. As of December 31, 2012, there are 25,204 units (December 31, 2011 – 26,020 units) outstanding under the MDSUP which are fully vested.

The liability of $12.0 million (December 31, 2011 – $5.6 million) relating to the DSUP and MDSUP is included in accounts payable and other liabilities. The financial statement impact relating to the DSUP and MDSUP for the year ended December 31, 2012 was an expense of $9.1 million (2011 – expense of $0.3 million), which has been included in selling, general and administrative expense.